INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Disclosure of Income Taxes [Line Items]
Tax Losses	$ 275,536	$ 292,194
Temporary Differences	38,431	11,128
Operating loss carry-forwards - Canada [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	162,555	158,670
Operating loss carry-forwards - South Africa [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	112,981	133,524
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,416	7,394
Financing Costs [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	1,272	1,948
Property, plant and equipment [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	692	675
Foreign Exchange [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	27,807	0
Other [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	$ 1,244	$ 1,111